Condensed Consolidated Interim Statements of Changes in Shareholder Equity	Share Capital Psyence Group Inc shares	Share Capital NCAC Sponsor USD ($) shares	Share Capital Third party advisors USD ($) shares	Share Capital Convertible note USD ($) shares	Share Capital USD ($) shares	Reserve USD ($)	Warrant reserve CAD ($)	Deficit USD ($)	Psyence Group Inc shares	NCAC Sponsor USD ($)	Third party advisors USD ($)	Convertible note USD ($)	CAD ($) shares	USD ($) shares
Opening balance as at beginning at Mar. 31, 2022					$ 4,537,055	$ 255,188		$ (3,093,543)						$ 1,698,700
Psyence Group contribution					1,397,086									1,397,086
Net loss for the period								(3,206,403)						(3,206,403)
Other comprehensive income (loss)						(89,828)								(89,828)
Balance at end at Mar. 31, 2023					5,934,141	165,360		(6,299,946)					$ (200,445)	$ (200,445)
Balance at end (in shares) at Mar. 31, 2023 | shares													0	0
Psyence Group contribution					818,637									$ 818,637
Net loss for the period								(1,606,414)						(1,606,414)
Other comprehensive income (loss)						5,551								5,551
Balance at end at Sep. 30, 2023					6,752,778	170,911		(7,906,360)						(982,671)
Opening balance as at beginning at Mar. 31, 2023					5,934,141	165,360		(6,299,946)					$ (200,445)	$ (200,445)
Opening balance as at beginning (in shares) at Mar. 31, 2023 | shares													0	0
Issuance of shares, reverse takeover transaction		$ 37,336,416								$ 37,336,416
Issuance of shares, reverse takeover transaction (in shares) | shares	66,667	103,929							66,667				2,000	2,000
Issuance of shares for debt settlement					$ 718,500									$ 718,500
Issuance of shares for debt settlement (in shares) | shares					2,000
Issuance of shares			$ 2,136,340								$ 2,136,340
Issuance of shares (in shares) | shares			5,946
Net loss for the period								(51,159,048)						(51,159,048)
Other comprehensive income (loss)						195,697								195,697
Balance at end at Mar. 31, 2024					$ 46,125,397	361,057		(57,458,994)						$ (10,972,540)
Balance at end (in shares) at Mar. 31, 2024 | shares					178,542								178,542	178,542
Issuance of shares for convertible note					$ 4,129,524
Issuance of shares for convertible note (in shares) | shares					153,093
Issuance of shares for ELOC					$ 1,721,636									$ 1,721,636
Issuance of shares for ELOC (in shares) | shares					189,928
Issuance of shares for warrant exchange					$ 192,060									192,060
Issuance of shares for warrant exchange (in shares) | shares					8,800
Issuance of shares for promissory notes					$ 530,692									530,692
Issuance of shares for promissory notes (in shares) | shares					70,759
Issuance of warrants							$ 42,528							42,528
Issuance of shares			$ 241,379	$ 4,129,524							$ 241,379	$ 4,129,524
Issuance of shares (in shares) | shares			4,667	153,093
Net loss for the period								2,960,655						2,960,655
Other comprehensive income (loss)						(101,040)								(101,040)
Balance at end at Sep. 30, 2024					$ 52,940,688	$ 260,017	$ 42,528	$ (54,498,339)						$ (1,255,106)
Balance at end (in shares) at Sep. 30, 2024 | shares					605,789								605,789	605,789